MFA 2025-NQM2 Trust ABS-15G

Exhibit 99.19

Client Name:
Client Project Name:	MFA 2025-NQM2
Start - End Dates:	10/21/2024 - 4/4/2025
Deal Loan Count:	196

Loan Level Tape Compare Upload

Loans in Report	196

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
83510	XXXXXX	Cash Reserves	375231.00	49821.28
83510	XXXXXX	Combined LTV	60.82	70.00
83510	XXXXXX	Months Reserves	7.00	6.61
83510	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
83511	XXXXXX	Months Reserves	6.00	51.83
83512	XXXXXX	Months Reserves	'-138.00	113.31
83515	XXXXXX	Cash Reserves	115012.00	56834.37
83515	XXXXXX	Credit Report Date	XXXXXX	XXXXXX
83515	XXXXXX	Months Reserves	3.00	3.17
83515	XXXXXX	Original Appraisal Date	XXXXXX	XXXXXX
83515	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
82512	XXXXXX	Documentation Type	No Doc	DSCR
82512	XXXXXX	Property Type	SFR	Attached PUD
82358	XXXXXX	Documentation Type	Full Doc	Asset Depletion
82358	XXXXXX	Occupancy Type	Investor	Primary
82641	XXXXXX	Borrower DSCR Percent	2.0040	0.9551
82674	XXXXXX	Number of Units	2	1
82674	XXXXXX	Representative Credit Score for Grading	740	754
82729	XXXXXX	Representative Credit Score for Grading	777	707
82631	XXXXXX	Representative Credit Score for Grading	685	692
82622	XXXXXX	Number of Units	2	1
82571	XXXXXX	Representative Credit Score for Grading	810	815
82575	XXXXXX	Debt to Income Ratio (Back)	70.0000	1.3902
82604	XXXXXX	Borrower DSCR Percent	1.7200	1.3202
82662	XXXXXX	Debt to Income Ratio (Back)	47.1000	36.2439
82601	XXXXXX	Loan Purpose	Cashout Refi	Rate and Term Refi
82701	XXXXXX	Representative Credit Score for Grading	635	646
82585	XXXXXX	Representative Credit Score for Grading	797	781
82643	XXXXXX	Combined LTV	60.00	55.50
82643	XXXXXX	Original LTV	60.00	55.50
82498	XXXXXX	Debt to Income Ratio (Back)	80.0000	0.0000
82569	XXXXXX	Representative Credit Score for Grading	815	823
82630	XXXXXX	Representative Credit Score for Grading	677	694
82698	XXXXXX	Representative Credit Score for Grading	700	661
82596	XXXXXX	Loan Purpose	Cashout Refi	Rate and Term Refi
82581	XXXXXX	Loan Purpose	Cashout Refi	Rate and Term Refi
82599	XXXXXX	Representative Credit Score for Grading	770	746
82574	XXXXXX	Representative Credit Score for Grading	803	796
82685	XXXXXX	Debt to Income Ratio (Back)	28.6000	35.0499
82685	XXXXXX	Representative Credit Score for Grading	714	720
82655	XXXXXX	Borrower DSCR Percent	1.0020	0.8521
82454	XXXXXX	Debt to Income Ratio (Back)	42.1000	34.3322
82492	XXXXXX	Property Type	Low Rise Condo (1-4)	High Rise Condo (9+)
82474	XXXXXX	Debt to Income Ratio (Back)	16.4000	6.3627
82463	XXXXXX	Debt to Income Ratio (Back)	44.7000	16.7251
82404	XXXXXX	Representative Credit Score for Grading	706	712
82445	XXXXXX	Debt to Income Ratio (Back)	21.1000	16.0130
82419	XXXXXX	Debt to Income Ratio (Back)	36.1000	45.0716
82453	XXXXXX	Debt to Income Ratio (Back)	47.9000	38.7217
82410	XXXXXX	Debt to Income Ratio (Back)	39.1000	49.1343
82436	XXXXXX	Debt to Income Ratio (Back)	18.0000	3.4058
82413	XXXXXX	Debt to Income Ratio (Back)	41.7000	25.7514
82366	XXXXXX	Debt to Income Ratio (Back)	43.7000	47.0140
82438	XXXXXX	Debt to Income Ratio (Back)	45.2000	26.3917
82449	XXXXXX	Debt to Income Ratio (Back)	45.2000	38.6948
82450	XXXXXX	Debt to Income Ratio (Back)	31.8000	34.8925
82406	XXXXXX	Debt to Income Ratio (Back)	44.1000	33.8425
82478	XXXXXX	Debt to Income Ratio (Back)	40.2000	44.7508
82441	XXXXXX	Debt to Income Ratio (Back)	29.5000	38.7724
82441	XXXXXX	Loan Purpose	Cashout Refi	Rate and Term Refi
82441	XXXXXX	Representative Credit Score for Grading	677	693

©2025 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.